Income taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,380,000	$ 2,896,000	$ 2,867,000
Accrued expenses and other	676,000	588,000	30,000
Accounts receivable	60,000	37,000	0
Inventory	130,000	139,000	0
Depreciation	94,000	184,000	13,000
Deferred tax assets, gross	4,340,000	3,844,000	2,910,000
Valuation allowance	(4,340,000)	(3,844,000)	(2,910,000)
Net deferred tax asset	$ 0	$ 0	$ 0